Average Annual Total Returns - Investor A, Institutional - iShares Total U.S. Stock Market Index Fund	Nov. 27, 2020
Investor A Shares
Average Annual Return:
1 Year	30.69%
Since Inception	11.97%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	29.99%
Since Inception	11.41%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.49%
Since Inception	9.35%
Inception Date	Aug. 13, 2015
Institutional Shares
Average Annual Return:
1 Year	31.04%
Since Inception	12.25%
Inception Date	Aug. 13, 2015